Revenue (Details) - Schedule of revenue disaggregation - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Revenue (Details) - Schedule of revenue disaggregation [Line Items]
Total revenue	$ 7,825	$ 20,685	$ 12,573
United States [Member]
Revenue (Details) - Schedule of revenue disaggregation [Line Items]
Total revenue	5,212	15,800	12,573
Canada [Member]
Revenue (Details) - Schedule of revenue disaggregation [Line Items]
Total revenue	$ 2,613	$ 4,885